Benefit Payments, Pension (Detail) (Pension, INR) In Millions, unless otherwise specified	Mar. 31, 2014
Pension
Benefit payments
2015	90.6
2016	79.1
2017	38.0
2018	76.7
2019	88.5
2020-2024	256.2